SCHEDULE OF ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Office and overhead	$ 457	$ 623	$ 1,017	$ 1,225
Salaries and wages	324	430	695	1,142
Corporate development and legal	185	44	244	112
Public company costs	33	54	67	116
Administrative expenses	$ 999	$ 1,151	$ 2,023	$ 2,595